Document And Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	OPGEN INC
Entity Central Index Key	0001293818
Entity Filer Category	Smaller Reporting Company
Trading Symbol	OPGN